IFRS 18 Presentation and Disclosure in Financial Statements - Reconciliation of the Statement of Profit and Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Sales	$ 55,573	$ 50,938	$ 43,789
Alliance Revenue	3,067	2,212	1,428
Product revenue	58,640	53,150	45,217
Collaboration Revenue	99	923	594
Total Revenue	58,739	54,073	45,811
Cost of sales	(10,633)	(10,207)	(8,268)
Gross profit	48,106	43,866	37,543
Distribution expense	(579)	(555)	(539)
Research and development expense	(14,232)	(13,583)	(10,935)
Selling, general and administrative expense	(19,933)	(19,977)	(19,216)
Other operating income and expense	381	252	1,340
Operating profit	13,743	10,003	8,193
Share of after tax losses in associates and joint ventures	(7)	(28)	(12)
Finance income	360	458	344
Finance expense	(1,694)	(1,742)	(1,626)
Profit before tax	12,402	8,691	6,899
Taxation	(2,169)	(1,650)	(938)
Profit for the period	10,233	$ 7,041	$ 5,961
Transition adjustments | IFRS 18
Total Revenue	0
Cost of sales	9
Gross profit	9
Selling and marketing expense	(12,529)
Selling, general and administrative expense	12,529
Other operating income and expense	13
Operating profit	22
Investing income	343
Share of after tax losses in associates and joint ventures, as it affects investing	(7)
Profit before financing and income tax	14,101
Finance income	(360)
Finance expense	(5)
Share of after tax losses in associates and joint ventures, as it affects financing	7
Profit for the period	0
Expected IFRS 18 presentation | IFRS 18
Product Sales	55,573
Alliance Revenue	3,067
Product revenue	58,640
Collaboration Revenue	99
Total Revenue	58,739
Cost of sales	(10,624)
Gross profit	48,115
Distribution expense	(579)
Research and development expense	(14,232)
Selling and marketing expense	(12,529)
General and administrative expense	(7,404)
Other operating income and expense	394
Operating profit (IFRS 18)	13,765
Investing income	343
Share of after tax losses in associates and joint ventures	(7)
Profit before financing and income tax	14,101
Finance expense	(1,699)
Profit before tax	12,402
Taxation	(2,169)
Profit for the period	$ 10,233